UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Margaret A. Schouten
Title: Vice President and Assistant Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Margaret A. Schouten   Camarillo, CA                  October 26, 2005
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           31
Form 13F Information Table Value Total:       328920
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	17700	618230	SOLE
American States Water	COM	29899101	11569	345754	SOLE
Anheuser-Busch 		COM	35229103	5732	133175	SOLE
Atmos Energy		COM	49560105	7140	252735	SOLE
Berkshire Hathaway B	COM	84670207	4367	1599	SOLE
Capital Automotive	COM	139733109	15663	404615	SOLE
Capital Automotive A	PFD	139733117	4014	180012	SOLE
Cedar Fair		LTD PART150185106	9391	313130	SOLE
Chubb B			PFD CONV171232507	5343	163645	SOLE
Citigroup		COM	172967101	9663	212289	SOLE
Dentsply International	COM	249030107	2123	39300	SOLE
Entertainment Ppty B	PFD	29380t303	5201	206800	SOLE
Entertainment PropertiesCOM	29380t105	19377	434175	SOLE
GATX			COM	361448103	8778	221939	SOLE
HRPT Properties		COM	40426w101	17775	1432278	SOLE
Health Care Property 	COM	421915109	13726	508545	SOLE
Heartland Express	COM	422347104	2530	124500	SOLE
Investors Financial	COM	461915100	21540	654720	SOLE
McDonalds		COM	580135101	3605	107631	SOLE
Merck			COM	589331107	216	7950	SOLE
NBTY 			COM	628782104	22066	938990	SOLE
Pacific Capital Bancorp	COM	69404p101	19232	577705	SOLE
Plum Creek Timber	COM	729251108	8883	234326	SOLE
Quaker Chemical		COM	747316107	4032	232000	SOLE
Sonoco 			COM	835495102	17146	627834	SOLE
Trizec Properties	COM	89687p107	7773	337095	SOLE
Trustmark 		COM	898402102	21228	762220	SOLE
United Dominion Realty	COM	910197102	4439	187280	SOLE
Washington REIT		COM	939653101	15263	490605	SOLE
Weingarten Realty 	COM	948741103	1162	30700	SOLE
iStar Financial		COM	45031u101	22243	550162	SOLE